Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Parenthetical) (Detail) - $ / shares	Mar. 31, 2026	Oct. 20, 2025
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	18,650,000	4,550,000
Exercise price	$ 2.36	$ 0.001